FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	£ 561,068
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0	£ 0
At 31 December	579,429	561,068
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	462,034
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0	0
At 31 December	401,987	462,034
Level 3 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Gains recognised in the income statement within other income	0	1
Transfers into the level 3 portfolio	0	51
Transfers out of the level 3 portfolio	0	0
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	0	0
Level 3 | The Group | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	1,829	2,721
Exchange and other adjustments	85	(74)
Gains recognised in the income statement within other income	20	4
Purchases/increases to customer loans	303	686
Sales/repayments of customer loans	(677)	(1,956)
Transfers into the level 3 portfolio	0	448
Transfers out of the level 3 portfolio	(49)	0
At 31 December	1,511	1,829
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	103	(76)
Level 3 | The Group | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	60	53
Exchange and other adjustments	3	(3)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	4	11
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(2)	(1)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
At 31 December	65	60
Level 3 | The Group | Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	1,889	2,774
Exchange and other adjustments	88	(77)
Gains recognised in the income statement within other income	20	4
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	4	11
Purchases/increases to customer loans	303	686
Sales/repayments of customer loans	(679)	(1,957)
Transfers into the level 3 portfolio	0	448
Transfers out of the level 3 portfolio	(49)	0
At 31 December	1,576	1,889
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	103	(76)
Level 3 | The Bank | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	409	890
Exchange and other adjustments	101	(28)
Gains recognised in the income statement within other income	5	0
Purchases/increases to customer loans	258	101
Sales/repayments of customer loans	(207)	(603)
Transfers into the level 3 portfolio	0	49
Transfers out of the level 3 portfolio	(49)	0
At 31 December	517	409
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	106	(28)
Level 3 | The Bank | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	0	0
Exchange and other adjustments	0	0
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	0	0
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
At 31 December	0	0
Level 3 | The Bank | Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	409	890
Exchange and other adjustments	101	(28)
Gains recognised in the income statement within other income	5	0
Purchases/increases to customer loans	258	101
Sales/repayments of customer loans	(207)	(603)
Transfers into the level 3 portfolio	0	49
Transfers out of the level 3 portfolio	(49)	0
At 31 December	517	409
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ 106	£ (28)